Convertible Redeemable Preferred Shares - Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares (Details)	Dec. 31, 2024 shares
Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares, Authorized	87,286,300
Convertible redeemable preferred shares, Issued	83,205,175
Convertible redeemable preferred shares, Outstanding	83,205,175
Series A-1 [Member]
Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares, Authorized	16,518,502
Convertible redeemable preferred shares, Issued	15,181,000
Convertible redeemable preferred shares, Outstanding	15,181,000
Series A-2 [Member]
Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares, Authorized	14,244,000
Convertible redeemable preferred shares, Issued	14,244,000
Convertible redeemable preferred shares, Outstanding	14,244,000
Series A-3 [Member]
Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares, Authorized	3,536,099
Convertible redeemable preferred shares, Issued	2,828,899
Convertible redeemable preferred shares, Outstanding	2,828,899
Series B-1 [Member]
Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares, Authorized	13,111,999
Convertible redeemable preferred shares, Issued	13,111,999
Convertible redeemable preferred shares, Outstanding	13,111,999
Series B-2 [Member]
Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares, Authorized	9,090,900
Convertible redeemable preferred shares, Issued	9,090,900
Convertible redeemable preferred shares, Outstanding	9,090,900
Series B-3 [Member]
Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares, Authorized	2,100,000
Convertible redeemable preferred shares, Issued	2,100,000
Convertible redeemable preferred shares, Outstanding	2,100,000
Series C [Member]
Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares, Authorized	13,684,800
Convertible redeemable preferred shares, Issued	13,684,800
Convertible redeemable preferred shares, Outstanding	13,684,800
Series D [Member]
Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares, Authorized	15,000,000
Convertible redeemable preferred shares, Issued	12,963,577
Convertible redeemable preferred shares, Outstanding	12,963,577